Convertible loans	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible loans

9     Convertible loans

	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Convertible loan from noteholders	-	368	279
Convertible loans	5,200	1,950	1,478
Debt issuance cost	(106)	(15)	(11)
	5,094	2,303	1,746
Less: Current portion	-	(2,303)	(1,746)
Non-current portion	5,094	-	-

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9     Convertible loans (continued)

(a)	Convertible loan from noteholders

This refers to an exchangeable note arising from the acquisition by Ryde Technologies Pte. Ltd. of Meili Technologies Pte. Ltd. pursuant to which the purchase consideration was satisfied by the issuance of exchangeable notes to the Meili Noteholders each exchangeable into shares in the Company. In April 2024, 68,478 Class A Ordinary Shares were issued to Meili Noteholders pursuant to an exchange of their exchangeable notes under the exchangeable note subscription agreement dated April 12, 2023.

Effective January 1, 2021, the Company early adopted ASU 2020-06 using the full retrospective approach. As a result of this adoption, convertible loan is recorded as a single liability measured at its amortized cost.

(b)	Convertible loans

The convertible loans as of December 31, 2023 and 2022 are set out below:

						2022	2023	2023
Loan	Currency	Period	Interest rate per annum	Guarantees	Other security	Carrying amount (S$’000)	Carrying amount (S$’000)	Carrying amount (US$’000)
Unsecured fixed rate convertible loans	SGD	24-month	5%	Nil	-	5,094	2,303	1,746

The convertible loans are repayable on or before February 28, 2024. There is no repayment and no interest paid for the financial year ended December 31, 2023.

On July 11, 2023, Ryde Technologies Pte. Ltd. (“Ryde Tech”) entered into a Second Supplemental Agreement with third parties (the “Agreement”). The Agreement give rise to Ryde Tech to redeem the convertible loan of S$1.95 million on the listing date. In March 2024, the convertible loan has been fully repaid.

The convertible loan of S$3.25 million will give rise to the third parties’ rights to the conversion into 1,155,350 Class A Ordinary Shares of the Company, at an issue price of S$2.81 per Ordinary Shares. The 1,155,350 Class A Ordinary Shares represented 7.14% of total Class A Ordinary Shares of the Company after the conversion. In September 2023, the Company issued 1,155,350 Class A Ordinary of the Company.

Effective January 1, 2021, the Company early adopted ASU 2020-06 using the full retrospective approach. As a result of this adoption, convertible loan is recorded as a single liability measured at its amortized cost.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS